REVENUES - Contract Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Receivables from contracts with customers	$ 1,458	$ 1,684
Contract assets (Note 7)	153	159
Long-term contract assets	102	21
Contract liabilities	61	11
Long-term contract liabilities (Note 16)	226	121
Revenue recognized	$ 6	$ 17